Other Income and Expenses - Summary of Other Non-operating Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [Abstract]
Loss on financial assets at fair value through profit or loss	¥ 118	¥ 656
Loss on impairment of available-for-sale financial assets	1,761	293	¥ 1,790
Loss from derivatives		60	62
Others	109	53	35
Total	¥ 1,988	¥ 1,062	¥ 1,887